Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38159
Entity Registrant Name	British American Tobacco p.l.c.
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Entity Common Stock Shares Outstanding	2,456,867,420
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Central Index Key	0001303523
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction	false
Auditor Name	KPMG LLP
Auditor Firm ID	1118
Auditor Location	15 Canada Square, London, E14 5GL
American Depositary Shares (evidenced by American Depositary Receipts)
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (evidenced by American Depositary Receipts)
Trading Symbol	BTI
Security Exchange Name	NYSE
Ordinary shares, nominal value 25 pence per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value 25 pence per share
Trading Symbol	BTI
Security Exchange Name	NYSE
5.931% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	5.931% Notes due 2029
Trading Symbol	BTI29A
Security Exchange Name	NYSE
6.343% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	6.343% Notes due 2030
Trading Symbol	BTI30A
Security Exchange Name	NYSE
6.421% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	6.421% Notes due 2033
Trading Symbol	BTI33
Security Exchange Name	NYSE
7.079% Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	7.079% Notes due 2043
Trading Symbol	BTI43
Security Exchange Name	NYSE
7.081% Notes due 2053
Document Information [Line Items]
Title of 12(b) Security	7.081% Notes due 2053
Trading Symbol	BTI53
Security Exchange Name	NYSE
7.750% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	7.750% Notes due 2032
Trading Symbol	BTI32A
Security Exchange Name	NYSE
4.742% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	4.742% Notes due 2032
Trading Symbol	BTI32
Security Exchange Name	NYSE
5.650% Notes due 2052
Document Information [Line Items]
Title of 12(b) Security	5.650% Notes due 2052
Trading Symbol	BTI52
Security Exchange Name	NYSE
4.448% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.448% Notes due 2028
Trading Symbol	BTI28A
Security Exchange Name	NYSE
2.259% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	2.259% Notes due 2028
Trading Symbol	BTI28
Security Exchange Name	NYSE
2.726% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	2.726% Notes due 2031
Trading Symbol	BTI31
Security Exchange Name	NYSE
3.734% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	3.734% Notes due 2040
Trading Symbol	BTI40
Security Exchange Name	NYSE
3.984% Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	3.984% Notes due 2050
Trading Symbol	BTI50A
Security Exchange Name	NYSE
1.668% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	1.668% Notes due 2026
Trading Symbol	BTI26A
Security Exchange Name	NYSE
4.700% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	4.700% Notes due 2027
Trading Symbol	BTI27A
Security Exchange Name	NYSE
4.906% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	4.906% Notes due 2030
Trading Symbol	BTI30
Security Exchange Name	NYSE
5.282% Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	5.282% Notes due 2050
Trading Symbol	BTI50
Security Exchange Name	NYSE
2.789% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	2.789% Notes due 2024
Trading Symbol	BTI24
Security Exchange Name	NYSE
3.215% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	3.215% Notes due 2026
Trading Symbol	BTI26
Security Exchange Name	NYSE
3.462% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.462% Notes due 2029
Trading Symbol	BTI29
Security Exchange Name	NYSE
4.758% Notes due 2049
Document Information [Line Items]
Title of 12(b) Security	4.758% Notes due 2049
Trading Symbol	BTI49
Security Exchange Name	NYSE
3.222% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	3.222% Notes due 2024
Trading Symbol	BTI24A
Security Exchange Name	NYSE
3.557% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.557% Notes due 2027
Trading Symbol	BTI27
Security Exchange Name	NYSE
4.390% Notes due 2037
Document Information [Line Items]
Title of 12(b) Security	4.390% Notes due 2037
Trading Symbol	BTI37
Security Exchange Name	NYSE
4.540% Notes due 2047
Document Information [Line Items]
Title of 12(b) Security	4.540% Notes due 2047
Trading Symbol	BTI47
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Contact Personnel Name	Caroline Ferland
City Area Code	(0)20
Local Phone Number	7845 1000
Contact Personnel Fax Number	7240 0555